Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of June 30, 2025 and December 31, 2024, the Company has receivables of $2,809 and $1,561, respectively, and payables of $5,343 and $4,621, respectively, with related parties with common ownership. Receivables relate to reimbursements owed by related parties for costs incurred, including employee-related costs and services provided by the Company on behalf of related parties. Payables relate to engineering, hosting, and employee services provided by related parties on behalf of the Company. These payables exclude the Loans payable, related parties, non-current discussed below, as well as the Convertible Note discussed in Note 13. Debt. The Company did not recognize any revenue from related parties for the six months ended June 30, 2025 and 2024, respectively. During the six months ended June 30, 2025, the Company provided services to related parties totaling a net of $841. During the six months ended June 30, 2024, the Company received services from related parties totaling a net of $2,823.

As of December 31, 2024, the Company had $5,006 in funding from a related party, which was recorded as Loans payable, related parties, non-current on the consolidated balance sheets. As of June 30, 2025, $5,217 owed by the Company to this related party was extinguished. The resulting benefit from the extinguishment of this funding has been presented as an increase to additional paid-in capital in the consolidated statements of changes in shareholders' equity.
As of December 31, 2024, certain historical net payable balances of $2,412 owed by Edmodo to a related party were forgiven, as a result of the formal dissolution of Edmodo LLC. The resulting benefit from the forgiveness of these payables has been presented as an increase to additional paid-in capital in the consolidated statements of changes in shareholders' equity.
As of June 30, 2024, the non-controlling interest of $1,819 in the Company was held by an employee of GEH Singapore. This non-controlling interest was disposed of as part of the disposition of GEH Singapore in October 2024.
In December 2023, the Company issued a senior secured convertible note to an entity which is considered a related party as of June 30, 2025 and December 31, 2024. See further discussion of this note in Note 13. Debt.